UNAUDITED INTERIM CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	€ 51,262	€ 39,944
Personnel expenses	(6,443)	(2,985)
Depreciation and amortization	(346)	(377)
Other operating expenses	(69,738)	(49,695)
Operating expenses	(76,527)	(53,057)
OPERATING INCOME/(LOSS)	(25,265)	(13,113)
Net financial results	10,227	68
NET INCOME/(LOSS) BEFORE TAX	(15,038)	(13,045)
Income tax benefit/(expense)	(1,723)	(222)
NET INCOME/(LOSS) FOR THE PERIOD	(16,761)	(13,267)
Attributable to equity holders of the Parent	(16,761)	(13,300)
Attributable to non-controlling interests		€ 33
Basic earnings per share attributable to equity holders of the parent (Euro)	€ (0.371)	€ (0.443)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ (0.371)	€ (0.443)